UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    120 Office Park Way
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Bradley
Title:     Chief Compliance Officer
Phone:     (585) 586-0970

Signature, Place, and Date of Signing:

     Jeffrey D. Bradley          Pittsford, New York             5/14/09
   -------------------------   --------------------------    ---------------
          (Signature)                (City, State)               (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            87
Form 13F Information Table Value Total:      $302,176
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                               TITLE OF                          VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER              CLASS              CUSIP        (x1000)     PRN AMT  PRN CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-----------------------        --------          ---------     --------     -------  --- ----  ------- --------- ----- ------  ----
AMERICAN INTL GROUP INC        COM               026874 10 7   $      26     26,180             OTHER            26,180            -
AMGEN INC                      COM               031162 10 0   $   1,303     26,310             OTHER            26,310            -
BANK OF AMERICA CORPORATION    COM               060505 10 4   $     467     68,410             OTHER            68,410            -
BANK OF NEW YORK MELLON CORP   COM               064058 10 0   $   1,045     37,000             OTHER            37,000            -
BJ SVCS CO                     COM               055482 10 3   $     771     77,500             OTHER            77,500            -
BOEING CO                      COM               097023 10 5   $   1,518     42,674             OTHER            42,674            -
CELL GENESYS INC               COM               150921 10 4   $       4     14,000             OTHER            14,000            -
CENTURYTEL INC                 COM               156700 10 6   $   1,336     47,500             OTHER            47,500            -
CISCO SYS INC                  COM               17275R 10 2   $   1,322     78,825             OTHER            78,825            -
COCA COLA CO                   COM               191216 10 0   $   1,411     32,115             OTHER            32,115            -
COLGATE PALMOLIVE CO           COM               194162 10 3   $     236      4,009             OTHER             4,009            -
CUMMINS INC                    COM               231021 10 6   $     420     16,500             OTHER            16,500            -
CVS CAREMARK CORPORATION       COM               126650 10 0   $     294     10,687             OTHER            10,687            -
DEVON ENERGY CORP NEW          COM               25179M 10 3   $     684     15,300             OTHER            15,300            -
DIAMONDS TR                    UNIT SER 1        252787 10 6   $   5,759     75,940             SOLE             73,890        2,050
DYNEGY INC DEL                 CL A              26817G 10 2   $      64     45,536             OTHER            45,536            -
E M C CORP MASS                COM               268648 10 2   $   1,267    111,100             OTHER           111,100            -
EXXON MOBIL CORP               COM               30231G 10 2   $     749     10,999             OTHER            10,999            -
FEDEX CORP                     COM               31428X 10 6   $     491     11,030             OTHER            11,030            -
FIRST NIAGARA FINL GP INC      COM               33582V 10 8   $   6,918    635,244             OTHER             2,607      632,637
FORD MTR CO DEL                COM PAR $0.01     345370 86 0   $     257     97,579             OTHER            97,579            -
FPL GROUP INC                  COM               302571 10 4   $   1,797     35,430             OTHER            35,430            -
GENERAL ELECTRIC CO            COM               369604 10 3   $     218     21,530             OTHER            21,530            -
HOME PROPERTIES INC            COM               437306 10 3   $     245      7,996             OTHER             7,996            -
INTEL CORP                     COM               458140 10 0   $   1,519    101,096             OTHER           101,096            -
INTERNATIONAL BUSINESS MACHS   COM               459200 10 1   $     357      3,685             OTHER             3,685            -
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT      46428R 10 7   $     609     24,200             SOLE             24,200            -
ISHARES TR                     BARCLYS 1-3YR CR  464288 64 6   $     546      5,525             SOLE              5,525            -
ISHARES TR                     MSCI EMERG MKT    464287 23 4   $     280     11,299             SOLE             11,299            -
ISHARES TR                     MSCI EAFE IDX     464287 46 5   $  17,425    463,565             SOLE            452,865       10,700
ISHARES TR                     BARCLYS INTER GV  464288 61 2   $     873      8,400             SOLE              8,400            -
ISHARES TR                     S&P MIDCAP 400    464287 50 7   $  43,056    884,653             SOLE            863,203       21,450
ISHARES TR                     S&P MIDCP VALU    464287 70 5   $   6,741    153,001             SOLE            151,601        1,400
ISHARES TR                     S&P MC 400 GRW    464287 60 6   $   7,212    137,223             SOLE            135,973        1,250
ISHARES TR                     S&P SMLCAP 600    464287 80 4   $  24,970    686,165             SOLE            674,215       11,950
ISHARES TR                     S&P SMLCAP VALU   464287 87 9   $   4,465    114,753             SOLE            113,328        1,425
ISHARES TR                     S&P SMLCP GROW    464287 88 7   $   5,897    155,301             SOLE            153,751        1,550
ISHARES TR                     S&P 500 VALUE     464287 40 8   $   6,236    167,645             SOLE            165,220        2,425
ISHARES TR                     S&P 500 INDEX     464287 20 0   $  12,262    154,011             SOLE            151,861        2,150
ISHARES TR                     S&P500 GRW        464287 30 9   $   4,910    117,285             SOLE            115,985        1,300
ISHARES TR                     RUSSELL 1000      464287 62 2   $   5,826    134,700             SOLE            124,600       10,100
ISHARES TR                     RSSL MCRP IDX     464288 86 9   $     701     26,630             SOLE             26,630            -
ISHARES TR                     RUSSELL1000GRW    464287 61 4   $   1,006     28,680             SOLE             28,680            -
ISHARES TR                     IBOXX INV CPBD    464287 24 2   $     972     10,330             SOLE             10,330            -
ISHARES TR                     S&P NY MUN ETF    464288 32 3   $     314      2,900             SOLE              2,250          650
ISHARES TR                     BARCLYS 1-3 YR    464287 45 7   $     881     10,450             SOLE              9,150        1,300
ISHARES TR                     BARCLYS TIPS BD   464287 17 6   $   5,819     56,631             SOLE             51,856        4,775
ISHARES TR                     BARCLYS 20+ YR    464287 43 2   $     351      3,325             SOLE              3,325            -
JOHNSON & JOHNSON              COM               478160 10 4   $     388      7,380             OTHER             7,380            -
JPMORGAN CHASE & CO            COM               46625H 10 0   $   1,761     66,242             OTHER            66,242            -
MASSEY ENERGY CORP             COM               576206 10 6   $     506     50,000             OTHER            50,000            -
MICROSOFT CORP                 COM               594918 10 4   $   1,440     78,381             OTHER            78,381            -
MIDCAP SPDR TR                 UNIT SER 1        595635 10 3   $     504      5,685             SOLE              5,685            -
NORTHEAST UTILS                COM               664397 10 6   $   1,295     60,000             OTHER            60,000            -
PAETEC HOLDING CORP            COM               695459 10 7   $      40     27,722             OTHER            27,722            -
PALL CORP                      COM               696429 30 7   $     613     30,000             OTHER            30,000            -
PAYCHEX INC                    COM               704326 10 7   $   2,797    108,964             OTHER           108,964            -
PEPSICO INC                    COM               713448 10 8   $     373      7,246             OTHER             7,246            -
PFIZER INC                     COM               717081 10 3   $   1,377    101,102             OTHER           101,102            -
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT    73935Y 10 2   $     912     44,450             SOLE             44,450            -
PRECISION CASTPARTS CORP       COM               740189 10 5   $     899     15,000             OTHER            15,000            -
QUEST DIAGNOSTICS INC          COM               74834L 10 0   $   1,756     36,980             OTHER            36,980            -
ROWAN COS INC                  COM               779382 10 0   $     652     54,500             OTHER            54,500            -
RTI INTL METALS INC            COM               74973W 10 7   $     350     29,900             OTHER            29,900            -
RYDEX ETF TRUST                S&P500 PUR VAL    78355W 30 4   $     226     19,305             SOLE             18,205        1,100
SAFEGUARD SCIENTIFICS INC      COM               786449 10 8   $       7     15,000             OTHER            15,000            -
SCHERING PLOUGH CORP           COM               806605 10 1   $   1,001     42,500             OTHER            42,500            -
SCHLUMBERGER LTD               COM               806857 10 8   $     226      5,571             OTHER             5,571            -
SCHWAB CHARLES CORP NEW        COM               808513 10 5   $   1,289     83,170             OTHER            83,170            -
SOUTHWEST AIRLS CO             COM               844741 10 8   $      65     10,260             OTHER            10,260            -
SPDR INDEX SHS FDS             S&P INTL SMLCP    78463X 87 1   $     300     18,645             SOLE             17,245        1,400
SPDR INDEX SHS FDS             DJWS INTL REAL    78463X 86 3   $   3,539    160,417             SOLE            158,917        1,500
SPDR SERIES TRUST              SPDR KBW BK ETF   78464A 79 7   $   3,907    281,876             SOLE            275,601        6,275
SPDR SERIES TRUST              DJ WLSH REIT ETF  78464A 60 7   $  12,717    481,906             SOLE            477,156        4,750
SPDR TR                        UNIT SER 1        78462F 10 3   $  63,257    795,481             SOLE            780,731       14,750
TEXTRON INC                    COM               883203 10 1   $     302     52,700             OTHER            52,700            -
VANGUARD BD INDEX FD INC       TOTAL BND MRKT    921937 83 5   $   2,409     31,226             SOLE             29,426        1,800
VANGUARD INDEX FDS             SMALL CP ETF      922908 75 1   $   1,010     27,585             SOLE             22,085        5,500
VANGUARD INDEX FDS             REIT ETF          922908 55 3   $   3,118    128,410             SOLE            128,410            -
VANGUARD INDEX FDS             MID CAP ETF       922908 62 9   $   1,658     42,020             SOLE             37,270        4,750
VANGUARD INDEX FDS             LARGE CAP ETF     922908 63 7   $   5,056    140,365             SOLE            137,765        2,600
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US     922042 77 5   $     823     29,250             SOLE             26,200        3,050
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF       922042 85 8   $     728     30,895             SOLE             29,995          900
VANGUARD WORLD FD              EXTENDED DUR      921910 70 9   $     476      4,050             SOLE              4,050            -
WILLIAMS COS INC DEL           COM               969457 10 0   $     133     11,700             OTHER            11,700            -
XTO ENERGY INC                 COM               98385X 10 6   $   1,301     42,500             OTHER            42,500            -
YAHOO INC                      COM               984332 10 6   $   1,134     88,500             OTHER            88,500            -